[LOGO] First Investors
Shareholder Manual



A Guide to Your
First Investors
Mutual Fund Account
------------------------------

as of February 27, 2002


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INTRODUCTION

First Investors offers a wide variety of mutual funds to meet your financial needs ("FI Funds"). New client accounts must be established through your registered representative. While your registered representative is available to service your account on an ongoing basis, once you have established an account, you can contact us directly for account services.

This easy-to-follow guide tells you how to contact us and explains our policies and procedures. The policies and procedures referenced in this manual are subject to change. This manual must be preceded or accompanied by a First Investors mutual fund prospectus. For more complete information on any First Investors Fund, including charges and expenses, refer to the prospectus. Read the prospectus carefully before you invest or send money.
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TABLE OF CONTENTS

WHEN WE  ARE OPEN FOR BUSINESS....................................1

HOW TO CONTACT US.................................................1

HOW FUND SHARES ARE PRICED........................................1

HOW TO OPEN AN ACCOUNT
      Non-Retirement  Accounts....................................2
      Retirement Accounts.........................................2
      Telephone Privileges........................................3

HOW TO BUY SHARES
      Placing Your Purchase Order.................................4
      Paying For  Your Order......................................4
            By Check..............................................4
            By Money Line.........................................5
            By Automatic Payroll Investment.......................5
            By Federal Funds Wire Transfers.......................6
            By Distribution Cross-Investment......................6
            By Systematic Withdrawal Plan Payment Investments.....6
      Choosing Between Share Classes..............................7
            Class A Shares........................................8
            Class B Shares........................................11
      Minimum Initial Investment Requirements.....................12
      Additional Investments......................................12

HOW TO SELL SHARES
      Written Redemptions.........................................12
      Telephone Redemptions.......................................13
      Electronic Funds  Transfer Redemptions......................13
      Systematic Withdrawals......................................14
      Expedited Wire Redemptions..................................14
      Money Market Draft Check Redemptions........................15

HOW TO EXCHANGE SHARES
      Exchange Conditions.........................................16
      Telephone Exchanges.........................................17
      Written Exchanges...........................................17

WHEN SIGNATURE GUARANTEES ARE REQUIRED............................18

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STATEMENTS & REPORTS
      Transaction Confirmation Statements.........................19
      Master Account Statements...................................19
      Annual and Semi-Annual Reports..............................19

DIVIDENDS AND DISTRIBUTIONS.......................................20

TAX FORMS.........................................................21

OTHER POLICIES
      Right to Reject Purchase or Exchange Orders.................22
      Share Certificates..........................................22
      Transferring Ownership of Shares............................22
      Householding of Disclosure Documents........................22
      Returned Mail...............................................23
      Reinstatement Privilege.....................................23

HOW TO COMMUNICATE WITH US
      Our Shareholder Services Department.........................24
      E-Mail......................................................24
      Web Access..................................................25




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WHEN WE ARE OPEN FOR BUSINESS

We are open for business every day the New York Stock Exchange (NYSE) is open for regular trading. We refer to these days as "Trading Days". In addition to weekends, the NYSE is generally closed in observance of the following holidays:

-New Year's Day
-Martin Luther King, Jr. Day
-President's Day
-Good Friday
-Memorial Day
-Independence Day
-Labor Day
-Thanksgiving Day
-Christmas Day

HOW TO CONTACT US

While we encourage you to use the services of your representative, if you want or need to contact us directly, you can:
1:    Write us at:
      ADMINISTRATIVE DATA MANAGEMENT CORP.
      581 MAIN STREET
      WOODBRIDGE, NJ 07095-1198.

2: Call our Shareholder Services Department at 1 (800) 423-4026 between the hours of 9:00 a.m. to 6:00 p.m., ET; or

3:    Visit us at any time on-line at www.firstinvestors.com

We do not accept purchase, exchange or redemption orders via our website or e-mail. See "How to Communicate With Us".

HOW FUND SHARES ARE PRICED

Each FI Fund prices its shares each Trading Day. The share price is calculated as of the close of trading on the NYSE (generally 4:00 p.m., ET). The Fund prices are generally listed later in the evening on our web site (www.firstinvestors.com). The prices for our larger funds are also reported the next day in many newspapers, including The Wall Street Journal and The New York Times.

In pricing its shares, each Fund, other than our money market funds, calculates the net asset value of each class of its shares separately by taking the total value of class assets, subtracting class expenses, and dividing the difference by the total number of shares in the class.

Our money market funds attempt to maintain a stable $1.00 per share for each class of shares by valuing their assets using the amortized cost method. The NAV's of these Funds could nevertheless decline below $1.00 per share.

Special pricing procedures are employed during emergencies. For a description of these procedures you can request, free of charge, a copy of a Statement of Additional Information.

The price that you will pay for a share is the NAV plus any applicable front-end sales charge. The price you receive if you redeem or exchange your shares is the NAV less any applicable contingent deferred sales charge ("CDSC").

The processing and price date for a purchase, redemption or exchange depends upon how your order is placed.

HOW TO OPEN AN ACCOUNT

Before investing, you must establish an account with your broker-dealer. You must be a legal resident of the U.S. to open an account with First Investors. At First Investors Corporation ("FI") you open an account by completing and signing a Master Account Agreement ("MAA"). Your registered representative will assist you in completing the MAA, explain our product line and services, and help you select the right investments. Some types of accounts require additional paperwork, as explained below. After you determine the fund(s) you want to purchase, deliver your completed MAA and your check, made payable to First Investors Corporation, to your registered representative.

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NON-RETIREMENT ACCOUNTS

We offer a variety of "non-retirement" accounts, which is the term used to describe all accounts other than retirement accounts.

INDIVIDUAL ACCOUNTS.  These accounts may be opened by any adult individual.

JOINT ACCOUNTS. For any account with two or more owners, all owners must sign requests to process transactions. Telephone privileges allow any one of the owners to process telephone transactions independently.

GIFTS AND TRANSFERS TO MINORS ACCOUNTS. These are custodial accounts for minors established under your state's Uniform Gifts/Transfers to Minors Act. They are registered under the minor's social security number.

CORPORATE/ PARTNERSHIP/ TRUST ACCOUNTS. A trust account may be opened only if you have a valid written trust document. To establish a corporate, partnership, or trust account, you must also complete a First Investors Certificate of Authority ("COA") so that we know who has authority to effect transactions in the account.

TRANSFER ON DEATH (TOD) ACCOUNTS. TOD registrations, available on all FI
Funds in all states, allow individual and joint account owners to name one or more beneficiaries. The ownership of the account passes to the named beneficiaries in the event of the death of all account owners. To establish a TOD account, you must also complete a First Investors TOD Registration Request Form.

First Investors follows the TOD guidelines of the Securities Transfer Association with the following exceptions. First Investors:

[ ]   allows you to designate more than one TOD beneficiary;
[ ] does not print the beneficiaries' names on dividend and liquidation checks; and
[ ]   confirms TOD beneficiaries on quarterly  statements.

CONSERVATORSHIPS/ GUARDIANSHIPS/ ESTATE ACCOUNTS. Only legal representatives may open these accounts. To establish an estate account, you must provide an original or certified copy of death certificate, a certified copy of Letters Testamentary/Administration, and a First Investors Executors Indemnification Form. To establish a conservatorship or guardianship account, you must furnish a certified copy of the court document appointing you as the conservator/guardian and a First Investors Guardian/Conservator Certification & Indemnification Form.

EDUCATION SAVINGS ACCOUNT (ESA). ESAs allow you to accumulate assets on a tax-deferred basis to help satisfy qualifed educational expenses for a Designated Beneficiary (generally, a minor child). To establish an ESA, you must complete an ESA Application as the Responsible Individual (parent/legal guardian) of the Designated Beneficiary. If someone other than yourself is making the initial contribution he or she must sign the ESA Application as the Depositor.

RETIREMENT  ACCOUNTS

We offer the following types of retirement plans for individuals and employers:

INDIVIDUAL RETIREMENT ACCOUNTS including Roth, Traditional, and Conduit IRAs.

IRA FOR MINORS with earned income. A parent or legal guardian must complete the appropriate IRA Application and IRA for a Minor Child Form.

SIMPLE IRAs for employers.

SEP-IRAs (SIMPLIFIED EMPLOYEE PENSION PLANS) for small business owners or people with income from self-employment. SARSEP-IRAs are available as trustee to trustee transfers.

403(b)(7) accounts for employees of eligible tax-exempt organizations such as schools, hospitals and charitable organizations.

401(k) plans for employers.

MONEY PURCHASE PENSION & PROFIT SHARING plans for sole proprietors and partnerships.

Currently, there are no annual service fees chargeable to an account holder in connection with an IRA, SEP-IRA, SARSEP-IRA, SIMPLE-IRA, or 403(b) account. Each Fund currently pays the annual $10.00 custodian fee for such accounts. This policy may be changed at any time by a Fund on 45 days' written notice to the account holder. First Investors Federal Savings Bank has reserved the right to waive its fees at any time or to change the fees on 45 days' prior written notice to the holder of any IRA.

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TELEPHONE PRIVILEGES

Telephone privileges are automatically granted when you open a First Investors individual, joint, or custodial account unless you decline the privileges by sending the Fund written instructions. For trusts, attorneys-in-fact, corporations, partnerships, guardianships, conservatorships and other entities, telephone privileges are not automatically granted; you must complete additional documentation. Telephone exchange privileges are automatically granted on IRAs, IRAs for Minors, Simple-IRAs, SEP-IRAs, 403(b)(7)s and ESAs unless you decline the privilege on the product application or send the Fund written instructions.

For non-retirement accounts, telephone privileges allow you or your registered representative to exchange or redeem eligible shares and authorize other transactions with a simple phone call. For ESA accounts, telephone redemptions are not permitted.

For retirement accounts, telephone privileges allow you to exchange shares from one Fund to another. Telephone redemptions are not permitted on retirement accounts. For a description of the types of exchanges and redemptions that may be made using Telephone Privileges (see "How to Sell Shares-Telephone Redemptions" page 13 and "How to Exchange Shares-Telephone Exchanges" page 17). For further assistance, please call Shareholder Services at 1(800) 423-4026.

For your protection, the following security measures are taken:

1:  Telephone requests are recorded to verify accuracy.

2:  Some or all of the following information is obtained:

    -Account number.
    -Address.
    -Social security number.
    -Other information as deemed necessary.

3:  A written confirmation of each transaction is mailed to you.

We will not be liable for following instructions if we reasonably believe the telephone instructions are genuine based on our verification procedures.

For security purposes, telephone privileges may be suspended on joint accounts upon notice of divorce or separation.

During times of drastic economic or market changes, telephone redemptions or exchanges may be difficult to implement. If you experience difficulty in making a telephone exchange or redemption, you may send us a written request by regular or express mail. The written request will be processed at the next determined net asset value, less any applicable CDSC, when received in good order in our Woodbridge, N.J. office.

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HOW TO BUY SHARES

PLACING YOUR PURCHASE ORDER

Purchases may always be made by written application. Such purchases are processed when they are received in "good order" by our Woodbridge, NJ office. To be in good order, all required paperwork must be completed and payment received. If your order is received prior to the close of trading on the NYSE, it will receive that day's price. This procedure applies whether your order is given to your registered representative or mailed directly by you to our Woodbridge, NJ office.

As described more fully below, certain types of purchases can only be placed by written application. For example, purchases in connection with the opening of retirement accounts may only be made by written application. Furthermore, rollovers of retirement accounts will be processed only when we have received both written application and the rollover proceeds. Thus, for example, if it takes 30 days for another fund group to send us the retirement account proceeds, your purchase of First Investors funds will not occur until we receive the proceeds.

Some types of purchases may be phoned or electronically transmitted to us via Fund/SERV by your broker-dealer. If you give your order to a registered representative before the close of trading on the NYSE and the order is phoned or transmitted to our Woodbridge, NJ office prior to 5:00 p.m., ET, your shares will be purchased at that day's price. If you are buying a First Investors Fund through a broker-dealer other than First Investors, other requirements may apply. Consult your broker-dealer about its requirements.

All orders placed through a First Investors registered representative must be reviewed and approved by a principal officer of the branch office before being mailed or transmitted to the Woodbridge, NJ office.

It is the responsibility of the Dealer to forward or transmit orders to the Fund promptly and accurately. A fund will not be liable for any change in the price per share due to the failure of the Dealer to place or pay for the order in a timely fashion. Any such disputes must be settled between you and the Dealer.

PAYING FOR YOUR ORDER

Payment is due within three Trading Days of placing an order or the trade may be cancelled. (In such event, you will be liable for any loss resulting from the cancellation.) To avoid cancellation of your orders, you may open a money market account and use it to pay for subsequent purchases. Purchases made pursuant to our Automatic Investment Programs are processed as follows:

-Money Line purchases are processed on the date you select on your application (or the business day following a weekend or holiday).

-Automatic Payroll Investment Service purchases are processed on the date that we receive funds from your employer.

We accept the following forms of payment in U.S. funds:

- Checks drawn on US banks payable to First Investors Corporation.
- Money Line and Automatic Payroll Investment electronic funds transfers.
- Federal Funds wire transfers (required for investments of $500,000 or more).
- ACH transfers.

We DO NOT accept:
-     Third Party Checks.
-     Traveler's Checks.
-     Checks drawn on non-US banks.
-     Money Orders.
-     Cash.
-     Post Dated Checks.

BY CHECK

You can send us a check for purchases under $500,000. If you are opening a new fund account, your check must meet the fund minimum. When making purchases to an existing account, include your fund account number on your check. Investments of $500,000 or more must be made via Federal Fund wire.

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BY MONEY LINE

With our Money Line program, you can invest in a FI fund account with as little as $50 a month or $600 each year by transferring funds electronically from your bank account. You can invest up to $50,000 a month through Money Line.

You select the payment amount and frequency that is best for you (bi-weekly, semi-monthly, monthly, quarterly, semi-annually, or annually).

The Money Line investment date you select is the date on which shares will be purchased. If the investment date falls on a weekend or holiday shares will be purchased on the next Trading Date. THE PROCEEDS MUST BE AVAILABLE IN YOUR BANK ACCOUNT TWO BUSINESS DAYS PRIOR TO THE INVESTMENT DATE.

How To Apply for Money Line:

1: Complete the Electronic Funds Transfer ("EFT") section of the application and provide complete bank account information. Attach a voided check or account statement. A signature guarantee of all shareholders and bank account owners is required. PLEASE ALLOW AT LEAST 10 BUSINESS DAYS FOR INITIAL PROCESSING.

2: Complete the Money Line section of the application to specify the amount, frequency and beginning date of the investments.

3:  Submit the paperwork to your registered representative or send it to:

Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198.

How To Change a Money Line:

To change investment amounts, reallocate or cancel Money Line, you must notify us at least 3 business days prior to the investment date. Provided you have telephone privileges, certain changes may be made by calling Shareholder Services at 1 (800) 423-4026. You may:

-Change the date or frequency of the Money Line debit.

-Reallocate Money Line to a new or existing account with the same registration.

-Increase your total Money Line payment by a maximum of $3,600 per year using any frequency provided bank and fund account registrations are the same and by a maximum of $1,200 per year using any frequency if bank and fund account registrations are different.

-Decrease the payment to the minimum amount of $50 per month.

-Discontinue the service.

For all other changes, you must submit a signature guaranteed written request to Administrative Data Management Corp. To change from one bank to another or change your bank account number you must also send a new Money Line application, voided check or account statement and 10 days notice.

A medallion signature guarantee (see "When Signature Guarantees are Required", page 18) is required to increase a Money Line payment by $25,000 or more. Money Line service will be suspended upon notification that all account owners are deceased.

BY AUTOMATIC PAYROLL INVESTMENT

With our Automatic Payroll Investment service ("API") you can systematically purchase shares by payroll deduction. To participate, your employer must offer direct deposit and permit you to electronically transfer a portion of your salary to your account. Contact your company payroll department to authorize the salary reductions. If not available, you may consider our Money Line program.

Shares purchased through API are purchased on the day the electronic transfer is received by the Fund.

How To Apply for API:

1:  Complete an API Application.
2:  Complete an API Authorization Form.
3: Complete the government's Direct Deposit Sign-up Form if you are receiving a government payment.
4:  Submit the paperwork to your registered representative or send it to:

Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198.

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BY FEDERAL FUNDS WIRE TRANSFER

You may purchase shares via a Federal Funds wire transfer from your bank account into your EXISTING First Investors Fund accounts. Investments of $500,000 or more must be purchased by a Federal Funds wire.

To wire funds to an existing First Investors Fund account, you must provide us with the wire confirmation number, amount of the wire, and the existing account number(s) to be credited. Instruct your bank to wire your investment, as applicable, to:

Cash Management Fund - Class A
Bank of New York
ABA #021000018
FI Cash Mgmt. Account 8900005696
For Further Credit To:  Your Name
Your First Investors Account #

Tax-Exempt Money Market Fund - Class A
Bank of New York
ABA #021000018
FI Tax Exempt Account 8900023198
For Further Credit To: Your Name
Your First Investors Account #

All other existing FI Fund accounts:
FI Fund (specify fund name)
First Investors Federal Savings Bank
ABA#  221272604
Credit: FST Investors FED
Account # 03060000142
For Further Credit To: Your Name
Your First Investors Account #

If we receive a wire and we have not received all of the above noted information, your purchase will not occur until we receive the required information.

SPECIAL RULES FOR MONEY MARKET WIRE PURCHASES

If we receive a Federal Funds wire transfer for a purchase prior to 12:00 p.m., ET, and you have previously notified us that the wire is on the way (by calling 1 (800) 423-4026), your shares will start earning dividends on that same day. (See "Dividends and Distributions" on page 20.)

BY DISTRIBUTION CROSS-INVESTMENT

You can invest the dividends and capital gains from one fund account, excluding the money market funds, into another fund account in the same class of shares. The shares will be purchased at the net asset value on the Trading Day after the record date of the distribution.

- You must invest at least $50 a month or $600 a year into a NEW fund account.

- A signature guarantee is required if the ownership on both accounts is not identical.

You may establish a Distribution Cross-Investment service by contacting your registered representative or calling Shareholder Services at 1 (800) 423-4026.

BY SYSTEMATIC WITHDRAWAL PLAN  PAYMENT INVESTMENTS

You can invest Systematic Withdrawal Plan payments (see "How to Sell Shares", page 12) from one fund account in shares of another fund account in the same class of shares.

- Payments are invested without a sales charge.
- A signature guarantee is required if the ownership on both accounts is not identical.
- Both accounts must be in the same class of shares.
- You must invest at least $600 a year if into a new fund account.
- You can invest on a monthly, quarterly, semi-annual, or annual basis.

Systematic Withdrawal Plan payment investments are suspended upon notification that all account owners are deceased. Service will recommence upon receipt of written alternative payment instructions and other required documents from the decedent's legal representative.

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CHOOSING BETWEEN SHARE CLASSES

All FI Funds are available in Class A and Class B shares. It's very important to specify which class of shares you wish to purchase when you open a new account. All First Investors account applications have a place to designate your selection. If you do not specify which class of shares you want to purchase, Class A shares will automatically be purchased. Direct purchases into Class B share money market accounts are not accepted. Class B money market fund shares may only be acquired through an exchange from another Class B share account or through Class B share distribution cross-investment.

Each class of shares has its own cost structure. Class A shares have a front-end sales charge. Class B shares may have a contingent deferred sales charge ("CDSC"). While both classes have a Rule 12b-1 fee, the fee on Class B shares is generally higher. As a result, different classes of shares in the same fund generally have different prices. The principal advantages of Class A shares are that they have lower overall expenses, quantity discounts on sales charges, and certain account privileges that are not offered on Class B shares. The principal advantage of Class B shares is that all your money is put to work from the outset. Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you depends upon the amount you invest, your time horizon, and your preference for paying the sales charge initially or over time. Your registered representative can help you decide which class of shares is best for you.

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CLASS A SHARES

When you buy Class A shares, you pay the offering price - the net asset value of the fund plus a front-end sales charge. The front-end sales charge declines with larger investments.

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CLASS A SALES CHARGES
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                       AS A % OF    AS A % OF  YOUR
YOUR INVESTMENT     OFFERING PRICE    INVESTMENT
up to $24,999           6.25%            6.67%
$25,000 - $49,999       5.75%            6.10%
$50,000 - $99,999       5.50%            5.82%
$100,000 - $249,999     4.50%            4.71%
$250,000 - $499,999     3.50%            3.63%
$500,000 - $999,999     2.50%            2.56%
$1,000,000 or more         0%*              0%*

* If you invest $1,000,000 or more you will not pay a front-end sales charge. However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a contingent deferred sales charge ("CDSC") of 1.00%.
--------------------------------------------------------------------------------

If you qualify for one of the sales charge reductions or waivers, it is very important to let us know at the time you place your order. Include a written statement with your check explaining which privilege applies. If you do not include this statement we cannot guarantee that you will receive the reduction or waiver.

CLASS A SHARES MAY BE PURCHASED WITHOUT A SALES CHARGE:

1: By an officer, trustee, director, or employee of the Fund, the Fund's adviser or subadviser, First Investors Corporation, or any affiliates of First Investors Corporation, or by his/her spouse, child (under age 21) or grandchild (under age
21).

2: By a former FI associate or his/her spouse, child or grandchild (under age 21) provided the person worked for the company for at least 5 years and retired or terminated employment in good standing.

3: By a FI registered representative or an authorized dealer, or by his/her spouse, child (under age 21) or grandchild (under age 21).

4: When Class A share fund dividends and distributions are reinvested in Class A shares.

5: When Class A share Systematic Withdrawal Plan payments are automatically reinvested in Class A shares (except for certain payments from money market accounts which may be subject to a sales charge).

6: When qualified retirement plan loan repayments are reinvested in Class A shares, provided the loan was made against an account originally subject to a sales charge.

7: With the liquidation proceeds from a First Investors Life Variable Annuity Fund A, C, or D contract or First Investors Single Premium Retirement Annuity contract within one year of the contract's maturity date.

8: When dividends (at least $50 a year) from a First Investors Life Insurance Company policy are invested into an existing account.

9: When a group qualified plan (401(k), money purchase pension, profit sharing and 403(b) that is subject to Title I of ERISA) is reinvesting redemption proceeds from another fund on which a sales charge or CDSC was paid.

10: With distribution proceeds from a First Investors group qualified plan account into an IRA.

11: By a group qualified plan with 100 or more eligible employees or $1,000,000 or more in assets.

12: In amounts of $1 million or more.

13: By individuals under a Letter of Intent or Cumulative Purchase Privilege of $1 million or more.

For items 9 through 13 above: A CDSC of 1.00% will be deducted if shares are redeemed within 2 years of purchase.

SALES CHARGES ON CLASS A SHARES MAY BE REDUCED FOR:

1: Group qualified retirement plans which have made special arrangements with First Investors for a sales charge discount.

2: Unit trust holders ("unitholders") whose trust sponsors have made special arrangements with First Investors for a sales charge discount.

3: 403(b)(7) accounts of clients whose employers have made special arrangements with First Investors for a sales charge discount.

CUMULATIVE PURCHASE PRIVILEGE:

The Cumulative Purchase Privilege lets you add the value of all your existing FI Fund accounts (Class A and Class B shares) to the amount of your next Class A share investment to reach sales charge discount breakpoints. The Cumulative Purchase Privilege lets you add the values of all of your existing FI Fund accounts (except for amounts that have been invested directly in Cash Management or Tax Exempt Money Market accounts on which no sales charge was previously imposed) to the amount of your next Class A share investment in determining whether you are entitled to a sales charge discount. While sales charge discounts are available only on Class A shares, we will also include any Class B shares you may own in determining whether you have achieved a discount level.

For example, if the combined current value of your existing FI Fund accounts is $25,000 (measured by offering price), your next purchase will be eligible for a sales charge discount at the $25,000 level. Cumulative Purchase discounts are applied to purchases as indicated in the first column of the Class A Sales Charge table.

All your accounts registered with the same social security number will be linked together under the Cumulative Purchase Privilege. Your spouse's accounts and custodial accounts held for minor children residing at your home can also be linked to your accounts upon request.

-Conservator accounts are linked to the social security number of the ward, not the conservator.

-Sole proprietorship accounts are linked to personal/family accounts only if the account is registered with a social security number, not an employer identification number ("EIN").

-Testamentary trusts and living trusts may be linked to other accounts registered under the same trust EIN, but not to the personal accounts of the trustee(s).

-Estate accounts may only be linked to other accounts registered under the same EIN of the estate or social security number of the decedent.

-Church and religious organizations may link accounts to others registered with the same EIN but not to the personal accounts of any member.

LETTER OF INTENT:

A Letter of Intent ("LOI") lets you purchase Class A shares at a discounted sales charge level even though you do not yet have sufficient investments to qualify for that discount level. An LOI is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay. Under an LOI, you can reduce the initial sales charge on Class A share purchases based on the total amount you agree to invest in both Class A and Class B shares during the 13 month period.

Purchases made 90 days before the date of the LOI may be included, in which case the 13 month period begins on the date of the first purchase. Your LOI can be amended in two ways. First, you may file an amended LOI to raise or lower the LOI amount during the 13 month period. Second, your LOI will be automatically amended if you invest more than your LOI amount during the 13 month period and qualify for an additional sales charge reduction. Amounts invested in the Cash Management or Tax Exempt Money Market Funds are not counted toward an LOI.

By purchasing under an LOI, you acknowledge and agree to the following:

-You authorize First Investors to reserve 5% of your total intended investment in shares held in escrow in your name until the LOI is completed.

-First Investors is authorized to sell any or all of the escrow shares to satisfy any additional sales charges owed in the event you do not fulfill the LOI.

-Although you may exchange all your shares, you may not sell the reserve shares held in escrow until you fulfill the LOI or pay the higher sales charge.

CLASS B SHARES

Class B shares are sold without an initial sales charge, putting all your money to work for you immediately. If you redeem Class B shares within 6 years of purchase, a CDSC will be imposed. The CDSC declines from 4% to 0% over a 6-year period, as shown in the chart below. Class B shares, and the dividend and distribution shares they earn, automatically convert to Class A shares after 8 years, reducing future annual expenses.

--------------------------------------------------------------------------------
CLASS B SALES CHARGES
--------------------------------------------------------------------------------
YEAR OF REDEMPTION                CDSC AS A PERCENTAGE OF PURCHASE OR
                                            NAV AT REDEMPTION
Within the 1st or 2nd year                      4%
Within the 3rd or 4th year                      3%
In the 5th year                                 2%
In the 6th year                                 1%
Within the 7th year and 8th year                0

--------------------------------------------------------------------------------

SALES CHARGE REDUCTIONS ON CLASS B SHARES:

If shares redeemed are subject to a CDSC, the CDSC will be based on the lesser of the original purchase price or redemption price. There is no CDSC on shares acquired through dividend and capital gains reinvestment. We call these "free shares."

Anytime you sell shares, your shares will be redeemed in the following manner to ensure that you pay the lowest possible CDSC:

FIRST-Class B shares representing dividends and capital gains that are not subject to a CDSC.

SECOND-Class B shares held more than six years which are not subject to a CDSC.

THIRD-Class B shares held longest which will result in the lowest CDSC.

For purposes of calculating the CDSC, all purchases made during the calendar month are deemed to have been made on the first business day of the month at the average cost of the shares purchased during that period.

SALES CHARGE WAIVERS ON CLASS B SHARES:

The CDSC on Class B shares does not apply to:

1: Appreciation on redeemed shares above their original purchase price and shares acquired through dividend or capital gains distributions.

2: Redemptions of shares following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of an account owner (or in the case of joint accounts the death of the last surviving joint owner), provided that the shares were purchased prior to the death or disability and the redemptions are made within one year of death or disability. Proof of death or disability is required.

3: Distributions from employee benefit plans due to plan termination.

4: Redemptions to remove an excess contribution from an IRA or qualified retirement plan.

5: Distributions upon reaching required minimum age 70 1/2 provided you have held the shares for at least three years.

6: Annual redemptions of up to 8% of your account's value redeemed by a Systematic Withdrawal Plan. Free shares not subject to a CDSC will be redeemed first and will count towards the 8% limit.

7: Shares redeemed from advisory accounts managed by or held by the Fund's investment advisor or any of its affiliates.

8: Tax-free returns of excess contributions from employee benefit plans.

9: Redemptions of non-retirement shares purchased with proceeds from the sale of shares of another fund group between April 29, 1996 and June 30, 1996 that did not pay a sales charge (other than money market fund accounts or retirement plan accounts).

10: Redemptions by the Fund when the account falls below the minimum.

11: Redemptions to pay account fees.

Include a written statement with your redemption request explaining which exemption applies. If you do not include this statement we cannot guarantee that you will receive the waiver.

MINIMUM INITIAL INVESTMENT REQUIREMENTS

Your initial investment in a non-retirement or ESA fund account may be as little as $1,000. You can open a First Investors Traditional IRA or Roth IRA with as little as $500 or a spousal IRA with as little as $200. Other retirement accounts may have lower initial investment requirements at the Fund's discretion. These minimums are waived if you use one of our Automatic Investment Programs (see "Paying for Your Order", page 4) or if you open a Fund account through a full exchange from another FI Fund.

ADDITIONAL INVESTMENTS

Once you have established an account, you generally can add to it through your registered representative or by sending us a check directly. There is no minimum requirement on additional purchases into existing fund accounts. Remember to include your FI Fund account number on your check made payable to First Investors Corporation.

Mail checks to:

FIRST INVESTORS CORPORATION
ATTN: DEPT. CP
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198

HOW TO SELL SHARES

You can sell your shares on any Trading Day. In the mutual fund industry, a sale is referred to as a "redemption." If your redemption request is received in "good order" at our Woodbridge, NJ office prior to the close of trading on the NYSE, you will receive that day's price. If you redeem through a broker-dealer other than First Investors, other requirements may apply. Consult with your broker-dealer about its requirements.

Payment of redemption proceeds generally will be made within seven days of receipt of your order. If the shares being redeemed were recently purchased by check or electronic funds transfer, payment may be delayed to verify that the check or electronic funds transfer has been honored, which may take up to 15 days from the date of purchase. Unless you have declined Telephone Privileges, most non-retirement account redemptions can be made by phone by you or your registered representative. Shareholders may not redeem shares by telephone or electronic funds transfer unless the shares have been owned for at least 15 days.

Redemptions of shares are not subject to the 15 day verification period if the shares were purchased via:

-Automatic Payroll Investment.

-FIC registered representative payroll checks.

-Checks issued by First Investors Life Insurance
 Company, FIC or ADM.

-Federal funds wire payments.

For trusts, estates, attorneys-in-fact, corporations, partnerships, and other entities, additional documents are required to redeem shares. Certain retirement accounts require additional documentation and specific distribution forms. Call Shareholder Services at 1 (800) 423-4026 for more information.

WRITTEN REDEMPTIONS

You can write a letter of instruction or contact your registered representative for a liquidation request form. A written liquidation request will be processed when received in our Woodbridge, NJ office provided it is in good order. Good order must include:

1: The name of the fund;

2: Your account number;

3: The dollar amount, number of shares or percentage of the account you want to redeem;

4: Share certificates (if they were issued to you);

5: Original signatures of all owners exactly as your account is registered; and

6: Signature guarantees, if required (see "When Signature Guarantees are Required", page 18).

Shares purchased by check or electronic funds transfer that you have owned for less than 15 days may only be redeemed by written request. If we are being asked to redeem a retirement account and transfer the proceeds to another financial institution, we will also require a Letter of Acceptance from the successor custodian before we effect the redemption.

For your protection, the Fund reserves the right to require additional supporting legal documentation. Written redemption requests should be mailed to:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198.

If your redemption request is not in good order or information is missing, the Transfer Agent will seek additional information and process the redemption on the Trading Day it receives such information.

TELEPHONE REDEMPTIONS

You, or any person we believe is authorized to act on your behalf, may redeem shares held in a non-retirement account which have been owned for at least 15 days by calling our Special Services Department at 1 (800) 342-6221 from 9:00 a.m. to 4:00 p.m., ET, on any Trading Day provided:

-Telephone privileges are available for your account registration and you have not declined telephone privileges (see "Telephone Privileges");

-You do not hold share certificates (issued shares);

-The redemption is made payable to the registered owner(s) or electronically transferred by Federal Funds wire transfer or ACH to a pre-designated account;

-The redemption amount is $50,000 or less; AND

-The redemption amount, combined with the amount of all telephone redemptions made within the previous 30 days does not exceed $100,000 per fund account.

Check redemptions will not be honored if your address has been changed within 60 days.

Telephone redemption orders received between 4:00-5:00p.m. ET will be processed on the following Trading Day.

ELECTRONIC FUNDS  TRANSFER REDEMPTIONS

Electronic Funds Transfer ("EFT") redemptions allow you to redeem shares and electronically transfer proceeds to your bank account.

YOU MUST ENROLL IN THE ELECTRONIC FUNDS TRANSFER SERVICE AND PROVIDE COMPLETE BANK ACCOUNT INFORMATION BEFORE USING THE PRIVILEGE. Signature guarantees of all shareholders and all bank account owners are required. Please allow at least 10 business days for initial processing. We will send any proceeds during the processing period to your address of record. Call your registered representative or Shareholder Services at 1 (800) 423-4026 for an application.

You may call Shareholder Services or send written instructions to Administrative Data Management Corp. to request an EFT redemption of shares which have been held at least 15 days. Each EFT redemption:

1: Must be electronically transferred to your pre-designated bank account;

2: Must be at least $500;

3: Cannot exceed $50,000; and

4: Cannot exceed $100,000 when added to the total amount of all EFT redemptions made within the previous 30 days.

If your redemption does not qualify for an EFT redemption, your redemption proceeds will be mailed to your address of record.

The Electronic Funds Transfer service may also be used to purchase shares (see "Money Line", page 5) and transfer systematic withdrawal payments (see "Systematic Withdrawal Plan Payment Investments", page 6) and dividend distributions to your bank account.

SYSTEMATIC WITHDRAWALS

Our Systematic Withdrawal Plan allows you to redeem a specific dollar amount, number of shares, or percentage from your account on a regular basis. Your payments can be mailed to you or a pre-authorized payee by check, transferred to your bank account electronically (if you have enrolled in the EFT service) or invested in shares of another FI fund in the same class of shares through our Systematic Withdrawal Plan Payment Investment service (see "Paying for Your Order", page 4).

You can receive payments on a monthly, quarterly, semi-annual, or annual basis. Your account must have a value of at least $5,000 in non-certificated shares ("unissued shares"). The $5,000 minimum account balance is waived for required minimum distributions from retirement plan accounts, payments to First Investors Life Insurance Company, and systematic investments into another eligible fund account. The minimum Systematic Withdrawal Plan payment is $25 (waived for Required Minimum Distributions on retirement accounts or FIL premium payments).

Systematic withdrawals in excess of the dividends and distributions paid by a Fund will reduce and possibly exhaust your invested principal, especially in the event of a market decline. You should not assume that the value of your Fund shares will appreciate enough to cover withdrawals. The redemption of shares in connection with a systematic withdrawal plan will also generally result in a gain or loss for tax purposes.

Once you establish the Systematic Withdrawal Plan, you should not make additional investments into this account while systematic withdrawals are being made, (except money market funds). Buying shares during the same period as you are selling shares is not advantageous to you because you will be incurring unnecessary sales charges and may not be able to deduct any capital losses because of wash sale rules.

If you own Class B shares, you may establish a Systematic Withdrawal Plan and redeem up to 8% of the value of your account annually without a CDSC. If you own Class B shares in a retirement account and if your Required Minimum Distribution exceeds the 8% limit, the applicable CDSC will be charged if the additional shares were held less than 3 years and you have not reached age 701/2.

To establish a Systematic Withdrawal Plan, complete the appropriate section of the account application or contact your registered representative or call Shareholder Services at 1 (800) 423-4026.

EXPEDITED WIRE REDEMPTIONS
(CLASS A MONEY MARKET FUNDS ONLY)

Enroll in our Expedited Redemption service to wire proceeds via Federal Funds from your Class A FI money market account to your bank account. Shares must be owned for at least 15 days to be eligible for expedited redemption. Call Shareholder Services at 1 (800) 423-4026 for an application or to discuss specific requirements.

Requests for redemptions by wire out of the money market funds must be received in writing or by phone prior to 12:00 p.m., ET, on a Trading Day, to be processed the same day. Wire redemption requests received after 12:00 p.m., ET, will be processed the following Trading Day.

-Each wire under $5,000 is subject to a $15 fee.

-Two wires of $5,000 or more are permitted without charge each month. Each additional wire is $15.00.

-Wires must be directed to your predesignated bank account.

MONEY MARKET DRAFT CHECK REDEMPTIONS (CLASS A SHARES ONLY)

Free draft check writing privileges are available for First Investors Cash Management Fund and First Investors Tax Exempt Money Market Fund accounts with a minimum balance of $1,000. We will not issue draft checks if your account has a balance of less than $1,000. Each check which is drawn on an account with a balance of less than $1,000 will be subject to a processing fee of $10. The fee will be deducted from the fund account when the draft check is paid. Checks may be written for a minimum of $500. Your available account balance must be sufficient to cover the amount of your check and any applicable CDSC. Draft checks are not available for Class B share accounts and retirement accounts. Complete the Money Market Fund Check Redemption section of the account application to apply for draft checks. To order additional checks, call Shareholder Services at 1 (800) 423-4026.

Additional documentation is required to establish check writing privileges for trusts, corporations, partnerships and other entities. Call Shareholder Services at 1 (800) 423-4026 for further information.
--------------------------------------------------------------------------------

HOW TO EXCHANGE SHARES

Subject to the conditions listed below, you have the right to exchange shares of any First Investors Fund for the shares of the same class of any other First Investors Fund without incurring an additional sales charge. This right, which is called a free exchange privilege, gives you the flexibility to change investments as your goals change. Since an exchange of fund shares is a redemption and a purchase, it may create a gain or loss which is reportable for tax purposes. Read the prospectus of the FI Fund you are purchasing carefully before you exchange into it.

Unless you have declined telephone privileges, you or your representative may be able to exchange shares by phone. Exchanges can also be made by written instructions.

Exchange orders are processed when we receive them in good order in our Woodbridge, NJ office. Exchange orders received in good order prior to the close of trading on the NYSE will be processed at that day's prices.

EXCHANGE CONDITIONS

There are a number of conditions on the free exchange privilege.

1: You may only exchange shares within the same class.

2: Exchanges can only be made into identically owned accounts.

3: Exchanges into a new fund account must meet the new fund's minimum initial investment.

4: The fund you are exchanging into must be eligible for sale in your state.

5: If your request does not clearly indicate the amount to be exchanged or the accounts involved, no shares will be exchanged.

6: If you exchange shares of a fund which are subject to a CDSC (e.g., any Class B shares or Class A shares to be purchased at NAV because the value of your accounts exceeds $1 million), the CDSC and the holding period used to calculate the CDSC will carry over to the acquired shares.

7: Since there is no sales charge on Class A share money market fund purchases, you cannot exchange Class A money market fund shares into the shares of another First Investors Fund without incurring a sales charge unless you have already paid a sales charge on the shares (i.e., you purchased a First Investors Fund with a sales charge and exchanged into the money market fund).

8: If you are exchanging shares on which a sales charge was already paid, the dividends earned on those shares are also eligible for the free exchange privilege.

9: FI Funds reserve the right to reject any exchange order which in the opinion of the Fund is part of a market timing strategy. In the event that an exchange is rejected, neither the redemption nor the purchase side of the exchange will be processed.

10: If your exchange request is not in good order or information is missing, the Transfer Agent will seek additional information and process the exchange on the day it receives such information.

11: If your exchange is from an account with automatic investments or systematic withdrawals, you must let us know if your automatic investments or systematic withdrawals are to remain with the original fund or the fund you are exchanging into ("receiving fund") or if you want it terminated.

Without specific instructions, we will amend account privileges as outlined below:
--------------------------------------------------------------------------------

                    EXCHANGE              EXCHANGE          EXCHANGE A
                    ALL SHARES TO         ALL SHARES TO     PORTION OF
                    ONE FUND              MULTIPLE          SHARES TO ONE OR
                                          FUNDS             MULTIPLE FUNDS
--------------------------------------------------------------------------------
MONEY LINE          ML moves to           ML stays with     ML stays with
(ML)                Receiving Fund        Original Fund     Original Fund


AUTOMATIC PAYROLL   API moves to          API is allocated  API stays with
INVESTMENT (API)    Receiving Fund        equally to        Original Fund
                                          Receiving Funds

SYSTEMATIC          SWP moves to          SWP               SWP stays
WITHDRAWALS         Receiving Fund        Canceled          with Original Fund
(SWP)

--------------------------------------------------------------------------------

TELEPHONE EXCHANGES

You can exchange by phone shares of any non-retirement account provided you have telephone privileges. (See "Telephone Privileges", page 3.)

You can also use telephone privileges to exchange shares of any eligible FI fund
(1) within any participant directed FI prototype IRA, 403(b), or 401(k) Simplifier Plan, (2) from an individually registered non-retirement account to an IRA account registered to the same owner (provided an IRA application is on file); and (3) within 401(k) Flexible plans, money purchase pension plans and profit sharing plans if a First Investors Qualified Retirement Plan Application is on file. Contact your registered representative or call Shareholder Services at 1(800) 423-4026 to obtain a Qualified Retirement Plan Application.

By Phone:         Call Special Services from 9:00 a.m. to 5:00 p.m., ET.
1(800) 342-6221   Orders received after the close of the NYSE, usually
                  4:00 p.m., ET, are processed the following Trading Day.

                  1. You must have telephone privileges.
                     (see "Telephone Privileges", page 3.)

                  2. Certificate shares cannot be exchanged by phone.

                  3. For trusts, estates, attorneys-in-fact, corporations,
                     partnerships, guardianships, conservatorships and other entities, additional documents may be required if not already on file. Call Shareholder Services Department at 1(800) 423-4026 to determine whether additional documents to are necessary.


WRITTEN EXCHANGES

Written instructions are acceptable for any exchange.
By Mail to:
ADM
581 MAIN STREET
WOODBRIDGE, NJ 07095

                  1. Send us written instructions signed by all account
                     owners exactly as the account is registered.

                  2. Include the name and  account number of your fund.

                  3. Indicate either the dollar amount, number of shares or
                     percent of the source account you want to exchange.

                  4. Specify the existing account number or the name of the
                     new Fund you want to exchange into.

                  5. Include any outstanding share certificates for shares you want to exchange.  A signature guarantee is required.

                  6. For trusts, estates, attorneys-in-fact, corporations,
                     partnerships, guardianships, conservatorships and other entities, additional documents may be required if not already on file. Call Shareholder Services at 1 (800) 423-4026.

WHEN SIGNATURE GUARANTEES ARE REQUIRED

A signature guarantee protects you from the risk of a fraudulent signature and is generally required for non-standard and large dollar transactions. A signature guarantee may be obtained from eligible guarantor institutions including banks, savings associations, credit unions and brokerage firms which are members of the Securities Transfer Agents Medallion Program ("STAMP"), the New York Exchange Medallion Signature Program ("MSP"), or the Stock Exchanges Medallion Program ("SEMP"). Please note that a notary public stamp or seal is not an acceptable substitute.

Signature guarantees are required:

1: For redemptions over $50,000.

2: For redemption checks made payable to any person(s) other than the registered shareholder(s) or any entity other than a major financial institution for the benefit of the registered shareholder(s).

3: For redemption checks mailed to an address other than the address of record, pre-authorized bank account, or a major financial institution on your behalf.

4: For redemptions to the address of record when the address of record has changed within 60 days of the request (unless the written address change request was signed by all owners and signature guaranteed).

5: When a stock certificate is mailed to an address other than the address of record or the dealer on the account.

6: When shares are transferred to a new registration.

7: When certificated (issued) shares are redeemed or exchanged.

8: To establish any EFT service.

9: For requests to change the address of record to a P.O. box or a "c/o" street address.

10: If multiple account owners of one account give inconsistent instructions.

11: When a transaction requires additional legal documentation.

12: When the authority of a representative of a corporation, partnership, trust, or other entity has not been satisfactorily established.

13: When an address is updated on an account which has been coded "Do Not Mail" because mail has been returned as undeliverable.

14: Any other instance whereby a fund or its transfer agent deems it necessary as a matter of prudence.

STATEMENTS & REPORTS
TRANSACTION CONFIRMATION STATEMENTS

You will receive a confirmation statement immediately after most transactions. These include:

-dealer purchases.
-check investments.
-Federal Funds wire purchases.
-redemptions.
-exchanges.
-transfers.
-systematic withdrawals.

Money Line and Automatic Payroll Investment purchases are not confirmed for each transaction. They will appear on your next regularly scheduled quarterly statement (see Dividend Payment Schedule under "Dividends and Distributions", page 20).

A separate confirmation statement is generated for each fund account you own. It provides:

-Your fund account number.

-The date of the transaction.

-A description of the transaction (PURCHASE, REDEMPTION, ETC.).

-The number of shares bought or sold for the transaction.

-The dollar amount of the transaction.

-The dollar amount of the dividend payment (IF APPLICABLE).

-The total share balance in the account.

-The dollar amount of any dividends or capital gains paid.

-The number of shares held by you, held for you (INCLUDING ESCROW SHARES), and the total number of shares you own.

The confirmation statement also may provide a perforated Investment Stub with your preprinted name, registration, and fund account number for future investments.

You should review your confirmation statements carefully. If you fail to notify us of any errors or omissions within 30 days, we will not accept responsibility for any resulting liability.

MASTER ACCOUNT STATEMENTS

If First Investors Corporation is your broker, you will receive a Master Account Statement for all your identically owned First Investors fund accounts on a quarterly basis. The Master Account Statement will also include a recap of any First Investors Life Insurance accounts you may own. Joint accounts registered under your taxpayer identification number will appear on a separate Master Account Statement but may be mailed in the same envelope upon request.

The Master Account Statement provides the following information for each First Investors fund you own:

-fund name.

-fund's current market value.

-total distributions paid year-to-date.

ANNUAL AND SEMI-ANNUAL REPORTS

You will also receive an Annual and a Semi-Annual Report covering each fund that you own. These financial reports show the assets, liabilities, revenues, expenses, and earnings of the fund as well as a detailed accounting of all portfolio holdings. The Annual report will also contain an analysis by the Portfolio Manager of the Fund's performance over the prior year. You will receive one report per household.

DIVIDENDS AND DISTRIBUTIONS

Except as provided below, for funds that declare daily dividends, your shares start earning dividends on the first business day following the day of purchase. Your shares continue to earn dividends until, but not including, the next business day following the day of redemption.

For First Investors money market fund purchases, if we receive a Federal Funds wire transfer prior to 12:00p.m., ET, and you have given us the proper notification beforehand (see "Federal Funds Wire Transfer", page 6), your shares start earning dividends on the day of purchase. Redemptions by wire out of the money market funds will not earn dividends on the day of redemption.

The funds pay dividends from net investment income and distribute the accrued earnings to shareholders as noted below:

--------------------------------------------------------------------------------
DIVIDEND PAYMENT SCHEDULE
--------------------------------------------------------------------------------
MONTHLY:                        QUARTERLY:              ANNUALLY (IF ANY):
Cash Management Fund            Blue Chip Fund          All-Cap Growth Fund
Fund for Income                 Growth & Income Fund    Focused Equity Fund
Government Fund                 Total Return Fund       Global Fund
Insured Intermediate Tax Exempt Utilities Income Fund   Mid-Cap Opportunity Fund
Insured Tax Exempt Fund                                 Special Situations Fund
Insured Tax Exempt Fund II
Investment Grade Fund
Multi-State Insured Tax Free Fund
New York Insured Tax Free Fund
Tax-Exempt Money Market Fund
--------------------------------------------------------------------------------

Capital gains distributions, if any, are paid annually, usually near the end of the fund's fiscal year. On occasion, more than one capital gains distribution may be paid during one year.

Dividends or capital gains distributions are automatically reinvested to purchase additional fund shares unless otherwise instructed. Dividends and capital gains distributions of less than $10.00 are automatically reinvested to purchase additional fund shares.

If you buy shares shortly before the record date of the dividend, the entire dividend you receive may be taxable even though a part of the distribution is actually a return of your purchase price. This is called "buying a dividend."

There is no advantage to buying a dividend because a fund's net asset value per share is reduced by the amount of the dividend.

TAX FORMS
--------------------------------------------------------------------------------
TAX FORM        DESCRIPTION                                       MAILED BY

1099-DIV *      Consolidated report lists all taxable dividend    January 31
                and capital gains distributions for all of the
                shareholder's accounts. Also includes foreign
                taxes paid and any federal income tax withheld
                due to backup withholding.
--------------------------------------------------------------------------------
1099-B          Lists proceeds from all redemptions including     January 31
                systematic withdrawals and exchanges. A
                separate form is issued for each fund account.
                Includes amount of federal income tax withheld
                due to backup withholding.
--------------------------------------------------------------------------------
1099-R          Lists taxable distributions from a retirement     January 31
                account. A separate form is issued for each
                fund account. Includes federal income tax
                withheld due to IRS withholding requirements.
--------------------------------------------------------------------------------
5498            Provided to shareholders who made an annual IRA   May 31
                contribution or rollover purchase. Also
                provides the account's fair market value as of
                the last business day of the previous year. A
                separate form is issued for each fund account.
--------------------------------------------------------------------------------
1042-S          Provided to non-resident alien shareholders to    March 15
                report the amount of fund dividends paid and
                the amount of federal taxes withheld. A
                separate form is issued for each fund account.
--------------------------------------------------------------------------------
Cost Basis      Uses the "average cost-single category" method    January 31
Statement       to show the cost  basis of any shares sold or
                exchanged. Information is provided to assist
                shareholders in calculating capital gains or
                losses. A separate statement, included with
                Form 1099-B, is issued for each fund account.
                This statement is not reported to the IRS and
                does not include money market funds or
                retirement accounts.
--------------------------------------------------------------------------------
Tax Savings     Consolidated report lists all amounts not         January 31
Report for      subject to federal, state and local income
Non-Taxable     tax for all the shareholder's accounts.
Income          Also includes any amounts subject to
                alternative minimum tax.
--------------------------------------------------------------------------------
Tax Savings     Provides the percentage of income paid by         January 31
Summary         each fund that may be exempt from state income
                tax.
--------------------------------------------------------------------------------

* The IRS does not require investment companies to issue Form 1099-DIV to report taxable dividend and capital gain distributions of less than $10 per fund account, unless the account is subject to IRS imposed backup withholding tax.

OTHER POLICIES

RIGHT TO REJECT PURCHASE OR EXCHANGE ORDERS

A fund reserves the right to reject or restrict any specific purchase or exchange request if the fund determines that doing so is in the best interest of the fund and its shareholders. Investments in a fund are designed for long-term purposes and are not intended to provide a vehicle for short-term market timing. The funds also reserve the right to reject any exchange that in the funds' opinion is part of a market timing strategy. In the event a fund rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

SHARE CERTIFICATES

Every time you make a purchase of Class A shares, we will credit shares to your fund account. We do not issue share certificates unless you specifically request them. Certificates are not issued on any Class B shares, Class A money market shares, or any shares in retirement accounts.

Having us credit shares on your behalf eliminates the expense of replacing lost, stolen, or destroyed certificates. If a certificate is lost, stolen, or damaged, you may be charged a replacement fee of the greater of 2% of the current value of the certificated shares or $25.

In addition, certificated shares cannot be redeemed, exchanged, or transferred until they are returned with your transaction request. The share certificate must be properly endorsed and signature guaranteed.

TRANSFERRING OWNERSHIP OF SHARES

A transfer is a change of share ownership from one customer to another. Unlike an exchange, transfers occur within the same fund. You can transfer your shares at any time. Partial transfers must meet the minimum initial investment requirement of the fund. To transfer shares, submit a letter of instruction including:

-Your account number.

-Dollar amount, percentage, or number of shares to be transferred.

-Existing account number receiving the shares (IF ANY).

-The registration with the name and taxpayer identification number of each customer receiving the shares.

-The signature of each account owner requesting the transfer with signature guarantee(s).

If First Investors is your broker-dealer, we will request that the transferee complete a Master Account Agreement to establish a brokerage account with First Investors Corporation and validate his or her social security number to avoid back-up withholding. If the transferee declines to complete a MAA, all transactions in the account must be on an unsolicited basis and the account will be so coded. Furthermore, a W-9 Form will be required to certify the taxpayer identification number.

Depending upon your account registration, additional documentation may be required to transfer shares. Transfers due to the death of a shareholder require additional documentation. Please call our Shareholder Services Department at 1 (800) 423-4026 for specific transfer requirements before initiating a request.

A transfer is a change of ownership and may trigger a taxable event. You should consult your tax advisor before initiating a transfer.

HOUSEHOLDING OF  DISCLOSURE DOCUMENTS

It is our policy to send only one copy of the fund's prospectus, annual report, and semi-annual report to all family members who reside in the same household. This reduces fund expenses, which benefits you and other shareholders.

We will continue to "household" these disclosure documents for you as long as you remain a shareholder, unless you tell us otherwise. If you do not want us to household these documents, simply call us at 1(800) 423-4026 and let us know. We will begin sending you individual copies of prospectuses, annual and semi-annual reports within 30 days of receiving your request.

RETURNED MAIL

If mail is returned to the fund marked undeliverable by the U.S. Postal Service with no forwarding address after two consecutive mailings, and the fund is unable to obtain a current shareholder address, the account status will be changed to "Do Not Mail" to discontinue future mailings and prevent unauthorized persons from obtaining account information. Telephone privileges will also be discontinued.

You can remove the "Do Not Mail" status on your account by submitting written instructions including your current address signed by all shareholders with a signature guarantee (see "When Signature Guarantees Are Required", page 18). Additional requirements may apply for certain accounts. Call Shareholder Services at 1 (800) 423-4026 for more information.

Returned dividend checks and other distributions will be reinvested in the fund when an account's status has been changed to "Do Not Mail." No interest will be paid on outstanding checks prior to reinvestment. All future dividends and other distributions will be reinvested in additional shares until new instructions are provided. If you cannot be located within a period of time mandated by your state of residence your fund shares may be turned over in accordance with state laws governing abandoned property.

Prior to turning over assets to your state, the fund will seek to obtain a current shareholder address in accordance with Securities and Exchange Commission rules. A search company may be employed to locate a current address. The fund may deduct the costs associated with the search from your account.

REINSTATEMENT PRIVILEGE

If you sell some or all of your Class A or Class B shares, you may be entitled to invest all or a portion of the proceeds in the same class of shares of a FI fund within six months of the redemption without a sales charge.

If you are reactivating a closed account, the payment must meet the Fund's minimum investment amount.

If you invest proceeds into a new fund account, you must meet the fund's minimum initial investment requirement.

Shares redeemed under our Systematic Withdrawal Plan are not eligible for reinstatement at NAV.

If you invest all the proceeds from a Class B share redemption, you will be credited, in additional shares, for the full amount of the CDSC. If you invest a portion of a Class B share redemption, you will be credited with a pro-rated percentage of the CDSC.

Automated purchases may not be used to buy shares under the reinstatement privilege. To take advantage of this privilege, Class B share reinstatement purchases must be $1,000 or more.

Please notify us if you qualify for this privilege.

HOW TO COMMUNICATE WITH US

OUR SHAREHOLDER SERVICES DEPARTMENT
1 (800) 423-4026
Call our toll-free Shareholder Service line Monday through Friday, 9:00 a.m. to 6:00 p.m., EST, for account information or procedural assistance.

Call us to update or correct your:

|| address or phone number. For security purposes, the Fund will not honor telephone requests to change an address to a P.O. Box or "c/o" street address.

||  birth date (important for retirement distributions).

|| distribution option to reinvest or pay in cash or initiate cross reinvestment of dividends (non-retirement accounts only).

CALL US TO REQUEST:

|| Cancellation of your Systematic Withdrawal Plan (non-retirement accounts only).

||  A stop payment on a dividend, redemption or money market draft check.

||  Suspension (up to six months) or cancellation of Money Line.

||  A duplicate copy of a statement, cancelled check or tax form.

    CANCELLED CHECK FEE: $10 fee for each copy of a cancelled dividend, liquidation, or investment check.

    DUPLICATE TAX FORM FEES: Current Year......Free

                             Prior Year(s).....$7.50 per tax form per year.

                             There is a $15 fee for a copy of a cancelled money market draft check.

||  Cancellation of cross-reinvestment of dividends.

|| A history of your account (the fee can be debited from your non-retirement account).

            FEES: 1974 - 1982*..................$10 per year fee

                  1983 - present................$5 total fee for all years

                  Current & Two Prior Years.....Free

                  *ACCOUNT HISTORIES ARE NOT AVAILABLE PRIOR TO 1974.

PROVIDED YOU HAVE TELEPHONE PRIVILEGES, YOU CAN ALSO CALL US TO:

|| Increase your total Money Line payment by a maximum of $3,600 per year using any frequency provided bank and fund account registrations are the same and by a maximum of $1,200 per year using any frequency if the bank and fund account registrations differ.

|| Change the allocation of your Money Line or Automatic Payroll Investment payment.

|| Change the amount of your Systematic Withdrawal payment on non-retirement accounts.

|| Request a share certificate to be mailed to your address of record (non-retirement accounts only).

|| Request money market fund draft checks (non-retirement accounts only) provided your account balance is at least $1,000. Additional written documentation may be required for certain registrations.


E-MAIL
You can e-mail service related inquiries to our transfer agent, Administrative Data Management Corp., at admcust@firstinvestors.com with general account inquiries such as:

|| Literature on our funds and services.

|| Prospectus, annual report, and Statements of Additional Information requests.

|| Check copy requests.

|| Duplicate statement requests.

|| Procedural inquiries.

|| Account research.


E-mail cannot be used to place purchase, exchange, transfer, and/or redemption orders. First Investors will not honor trades or address change requests e-mailed to admcust@firstinvestors.com, or any other e-mail address.

WEB ACCESS

You can access your account and a wealth of other company information at your convenience - 24 hours a day, 7 days a week- through our Web site at www.firstinvestors.com. Our Web site allows you to:

|| Review your current account balance.

|| View recent current and prior year transactions, such as investments and redemptions.

|| Check fund prices.

|| Verify that money market checks have cleared.

|| Download fund prospectuses and the current Shareholders Manual.

|| Acquaint yourself with our range of client services.

|| Explore career opportunities.

|| Download educational articles on a variety of investment-related issues.

|| Review fund descriptions and top 10 portfolio holdings.

|| Review fund performance and portfolio management.

To begin enjoying these benefits, follow the directions below:

|| Visit our Web site at www.firstinvestors.com or call us at 1 (800) 423-4026 to request web access.

|| From the home page, select YOUR ACCOUNT.

|| Click on REQUEST PASSWORD.

|| Enter your full "MASTER ACCOUNT NUMBER" or full "ACCOUNT NUMBER" AND the last four digits of your "TAXPAYER IDENTIFICATION NUMBER" (i.e., your Social Security number or Employee ID number), then click on SUBMIT.

|| Within 3 to 5 business days of your request, we will send a User Name and Password to the address of record. Safeguard this information carefully as it will allow access to your First Investors accounts.

|| After receiving your User Name and Password, visit our Web site and select the YOUR ACCOUNT section. Then click on the YOUR ACCOUNT button. ~ Enter the User Name and Password that we provided. Click on Submit. Next, enter a new Password that is meaningful to you and that you'll remember. You may want to write it down and keep it in a safe place.

|| Now, feel free to access your accounts at any time!

First Investors does not accept orders for transactions via our Web site. For trusts, estates, attorney-in-fact, corporations, partnerships, and other entities, additional documentation is required to permit web access.
Call Shareholder Services at 1(800) 423-4026 for assistance.

[LOGO] First Investors

PRINCIPAL UNDERWRITER
First Investors Corporation
95 Wall Street
New York, NY 10005
1-212-858-8000

TRANSFER AGENT
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095
1-800-423-4026

                    SUPPLEMENT DATED JANUARY 14, 2002 TO THE

                       FIRST INVESTORS SHAREHOLDER MANUAL

                             DATED NOVEMBER 1, 2001



The following is added to the end of the subsection entitled "Class A Shares May be Purchased Without a Sales Charge", under the heading "Choosing Between Share Classes."

Beginning January 14, 2002, we will waive the front-end sales charge on purchases of class A shares within a First Investors Education Savings Account, when such purchases are made with the proceeds of an investment in an Education Individual Retirement Account established with any other mutual fund which imposes a front-end or contingent-deferred sales charge. To qualify for this waiver, you must place your order within the promotion period and notify us that you are eligible for the waiver. You may be asked to provide documentation showing that you are entitled to the waiver. If you redeem your shares within 24 months of your purchase, you will pay a contingent-deferred sales charge of 1.00%.

SHRMN0201